INCOME TAXES (Tables)	12 Months Ended
Dec. 29, 2024
Income Taxes [Abstract]
Reconciliation of accounting profit multiplied by applicable tax rates and average effective tax rate	The reasons for the difference and the related tax effects are as follows:

	2024	2023

Earnings before income taxes	$514,085	$564,183
Applicable statutory tax rate	26.5%	26.5%
Income taxes at applicable statutory rate	136,233	149,508

Increase (decrease) in income taxes resulting from:
Effect of different tax rates and additional income taxes in other jurisdictions	(110,434)	(141,387)
Global Minimum Tax ("GMT") top-up tax	33,000	—
Income tax and other adjustments related to prior taxation years	(1,279)	(2,824)
Impact of Barbados tax rate changes on the revaluation of deferred income tax assets and liabilities	10,904	—
Non-recognition of tax benefits related to tax losses and temporary differences	45,171	24,798
Effect of non-deductible expenses and other	(375)	508
Total income tax expense	$113,220	$30,603
Average effective tax rate	22.0%	5.4%

Major components of tax expense (income)
The details of income tax expense are as follows:

	2024	2023

Current income taxes, includes a recovery of $602 (2023 - $2,848) relating to prior taxation years	$100,555	$20,456

Deferred income taxes:
Impact of Barbados tax rate changes on the revaluation of deferred income tax assets and liabilities	10,904	—
Origination and reversal of temporary differences	(42,708)	(14,645)
Non-recognition of tax benefits related to tax losses and temporary differences	45,146	24,768
Adjustments relating to prior taxation years	(677)	24
	12,665	10,147
Total income tax expense	$113,220	$30,603

Disclosure of temporary difference, unused tax losses and unused tax credits
Significant components of the Company’s deferred income tax assets and liabilities relate to the following temporary differences and unused tax losses:

	December 29, 2024	December 31, 2023

Deferred income tax assets:
Non-capital losses	$138,615	$119,187
Non-deductible reserves and accruals	50,932	15,233
Property, plant and equipment	18,859	17,470
Lease liability	23,366	16,448
Intangible assets	—	6,737
Other items	10,183	10,202
	241,955	185,277
Unrecognized deferred income tax assets	(175,571)	(130,425)
Deferred income tax assets	$66,384	$54,852

Deferred income tax liabilities:
Right-of-use assets	$(20,726)	$(12,312)
Property, plant and equipment	(43,016)	(36,687)
Intangible assets	(9,472)	—
Deferred income tax liabilities	(73,214)	(48,999)
Deferred income taxes	$(6,830)	$5,853
The details of changes to deferred income tax assets and liabilities were as follows:

	2024	2023

Balance, beginning of fiscal year, net	$5,853	$16,000

Recognized in the statements of earnings:
Non-capital losses	19,419	7,394
Non-deductible reserves and accruals	31,097	396
Property, plant and equipment	(4,727)	3,069
Right of use assets and lease liability	(1,539)	438
Intangible assets	(864)	3,310
Other	(1)	14
Impact of Barbados tax rate changes on the revaluation of deferred income tax assets and liabilities	(10,904)	—
Unrecognized deferred income tax assets	(45,146)	(24,768)
	(12,665)	(10,147)

Other	(18)	—
Balance, end of fiscal year, net	$(6,830)	$5,853

Deferred income tax assets and liabilities are presented in the statement of financial position as follows:

	December 29, 2024	December 31, 2023

Deferred income tax assets	$21,800	$23,971
Deferred income tax liabilities	28,630	18,118
Deferred income taxes	$(6,830)	$5,853